Income Taxes (Schedule Of Significant Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards - Federal		$ 10,596
Net operating loss carryforwards - State		793
Investment in partnership	$ 77
Other		126
Total deferred tax assets	77	11,515
Deferred tax liabilities:
Fixed assets		(1,670)
Organization and start-up costs		(472)
Accrued expenses		(361)
Total deferred tax liabilities		(2,503)
Deferred income taxes	$ 77	$ 9,012